Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Transamerica ClearTrack® 2040
Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2060
Transamerica ClearTrack® 2035	Transamerica ClearTrack® Retirement Income
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2015
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.23%	0.38%	0.38%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.69%	1.34%	1.09%
Fee waiver and/or expense reimbursement[3]	0.14%	0.14%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$207	$370	$845
Class R1	$122	$411	$721	$1,600
Class R3	$97	$333	$587	$1,316
* * *
Transamerica ClearTrack® 2020
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.22%	0.37%	0.36%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.68%	1.33%	1.07%
Fee waiver and/or expense reimbursement[3]	0.13%	0.13%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$204	$366	$834
Class R1	$122	$409	$716	$1,590
Class R3	$97	$328	$578	$1,295
* * *
Transamerica ClearTrack® 2025
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.14%	0.29%	0.29%
Acquired fund fees and expenses[2]	0.37%	0.37%	0.37%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *
Transamerica ClearTrack® 2030
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *
Transamerica ClearTrack® 2035
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *
Transamerica ClearTrack® 2040
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.17%	0.32%	0.32%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.67%	1.32%	1.07%
Fee waiver and/or expense reimbursement[3]	0.12%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$202	$361	$823
Class R1	$122	$406	$712	$1,580
Class R3	$97	$328	$578	$1,295
* * *
Transamerica ClearTrack® 2045
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.25%	0.40%	0.40%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.75%	1.40%	1.15%
Fee waiver and/or expense reimbursement[3]	0.20%	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$220	$397	$912
Class R1	$122	$432	$747	$1,662
Class R3	$97	$346	$614	$1,380
* * *
Transamerica ClearTrack® 2050
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.29%	0.44%	0.44%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.79%	1.44%	1.19%
Fee waiver and/or expense reimbursement[3]	0.24%	0.24%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$228	$415	$956
Class R1	$122	$432	$764	$1,704
Class R3	$97	$354	$631	$1,422
* * *
Transamerica ClearTrack® 2055
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.16%	10.31%	10.31%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	10.66%	11.31%	11.06%
Fee waiver and/or expense reimbursement[3]	10.11%	10.11%	10.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,159	$4,030	$7,857
Class R1	$122	$2,324	$4,257	$8,119
Class R3	$97	$2,361	$4,171	$8,020
* * *
Transamerica ClearTrack® 2060
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.53%	10.68%	10.68%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	11.03%	11.68%	11.43%
Fee waiver and/or expense reimbursement[3]	10.48%	10.48%	10.48%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,224	$4,137	$7,999
Class R1	$122	$2,388	$4,361	$8,249
Class R3	$97	$2,325	$4,276	$8,156
* * *
Transamerica ClearTrack® Retirement Income
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.15%	0.30%	0.30%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *
Transamerica ClearTrack® 2015
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2015	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2020
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2020	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2025
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2025. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2025	49.3%	31.3%	16.3%	3.3%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑4” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2025 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2025. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2030
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2030. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2030	38.5%	37.5%	20.5%	3.5%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑9” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2030 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2030. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2035
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-
and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2035. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2035	26.5%	44.8%	25.0%	3.8%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑14” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2035 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2035. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2040
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2040. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2040	16.0%	51.0%	29.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑19” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2040 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2040. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2045
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2045. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2045	10.0%	54.0%	32.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑24” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2045 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2045. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2050
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-
and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2050. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2050	8.0%	55.0%	33.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑29” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2050 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2050. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2055
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2055. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2055 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2055	7.0%	55.0%	34.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑34” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2055 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2055. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2060
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2060. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2060 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2060	7.0%	55.0%	34.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑39” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2060 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2060. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® Retirement Income
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® Retirement Income	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2015
Transamerica ClearTrack® 2020
Transamerica ClearTrack® 2025
Transamerica ClearTrack® 2030
Transamerica ClearTrack® 2035
Transamerica ClearTrack® 2040
Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2060
Transamerica ClearTrack® Retirement Income
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2015
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.23%	0.38%	0.38%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.69%	1.34%	1.09%
Fee waiver and/or expense reimbursement[3]	0.14%	0.14%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$207	$370	$845
Class R1	$122	$411	$721	$1,600
Class R3	$97	$333	$587	$1,316
* * *
Transamerica ClearTrack® 2015
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2015	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2015
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2020
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.22%	0.37%	0.36%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.68%	1.33%	1.07%
Fee waiver and/or expense reimbursement[3]	0.13%	0.13%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$204	$366	$834
Class R1	$122	$409	$716	$1,590
Class R3	$97	$328	$578	$1,295
* * *
Transamerica ClearTrack® 2020
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2020	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2020
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2025
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.14%	0.29%	0.29%
Acquired fund fees and expenses[2]	0.37%	0.37%	0.37%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *
Transamerica ClearTrack® 2025
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2025. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2025	49.3%	31.3%	16.3%	3.3%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑4” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2025 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2025. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2025
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2030
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *
Transamerica ClearTrack® 2030
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2030. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2030	38.5%	37.5%	20.5%	3.5%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑9” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2030 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2030. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2030
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2035
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *
Transamerica ClearTrack® 2035
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-
and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2035. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2035	26.5%	44.8%	25.0%	3.8%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑14” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2035 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2035. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2035
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2040
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.17%	0.32%	0.32%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.67%	1.32%	1.07%
Fee waiver and/or expense reimbursement[3]	0.12%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$202	$361	$823
Class R1	$122	$406	$712	$1,580
Class R3	$97	$328	$578	$1,295
* * *
Transamerica ClearTrack® 2040
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2040. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2040	16.0%	51.0%	29.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑19” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2040 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2040. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2040
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2045
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.25%	0.40%	0.40%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.75%	1.40%	1.15%
Fee waiver and/or expense reimbursement[3]	0.20%	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$220	$397	$912
Class R1	$122	$432	$747	$1,662
Class R3	$97	$346	$614	$1,380
* * *
Transamerica ClearTrack® 2045
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2045. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2045	10.0%	54.0%	32.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑24” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2045 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2045. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2045
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2050
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.29%	0.44%	0.44%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.79%	1.44%	1.19%
Fee waiver and/or expense reimbursement[3]	0.24%	0.24%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$228	$415	$956
Class R1	$122	$432	$764	$1,704
Class R3	$97	$354	$631	$1,422
* * *
Transamerica ClearTrack® 2050
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-
and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2050. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2050	8.0%	55.0%	33.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑29” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2050 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2050. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2050
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2055
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.16%	10.31%	10.31%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	10.66%	11.31%	11.06%
Fee waiver and/or expense reimbursement[3]	10.11%	10.11%	10.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,159	$4,030	$7,857
Class R1	$122	$2,324	$4,257	$8,119
Class R3	$97	$2,361	$4,171	$8,020
* * *
Transamerica ClearTrack® 2055
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2055. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2055 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2055	7.0%	55.0%	34.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑34” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2055 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2055. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2055
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2060
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.53%	10.68%	10.68%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	11.03%	11.68%	11.43%
Fee waiver and/or expense reimbursement[3]	10.48%	10.48%	10.48%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,224	$4,137	$7,999
Class R1	$122	$2,388	$4,361	$8,249
Class R3	$97	$2,325	$4,276	$8,156
* * *
Transamerica ClearTrack® 2060
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2060. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2060 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2060	7.0%	55.0%	34.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑39” years before its target date):
During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2060 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2060. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2060
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021

Transamerica ClearTrack Retirement Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® Retirement Income
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.15%	0.30%	0.30%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%
[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *
Transamerica ClearTrack® Retirement Income
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® Retirement Income	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® Retirement Income
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021